Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income (loss)	$ 3,232.0	$ (204.1)	$ 2,737.6
Adjustments to Reconcile Net Income (Loss) to Cash Flows from Operating Activities:
Depreciation and amortization	1,609.0	1,567.3	1,496.6
Change in deferred income taxes	326.8	(787.9)	439.5
Stock-based compensation expense	279.5	281.3	255.3
Acquired in-process research and development	1,983.9	1,112.6	30.0
Other non-cash operating activities, net	472.0	441.5	376.1
Other changes in operating assets and liabilities, net of acquisitions and divestitures:
Receivables—(increase) decrease	(996.7)	(357.0)	(709.4)
Inventories—(increase) decrease	7.8	(253.9)	(328.2)
Other assets—(increase) decrease	(980.0)	(590.1)	(265.5)
Income taxes payable—increase (decrease)	(125.3)	3,489.6	(304.8)
Accounts payable and other liabilities—increase (decrease)	(284.5)	916.3	1,123.8
Net Cash Provided by Operating Activities	5,524.5	5,615.6	4,851.0
Cash Flows from Investing Activities
Purchases of property and equipment	(1,210.6)	(1,076.8)	(1,037.0)
Proceeds from disposals of property and equipment	3.6	40.7	73.4
Proceeds from sales and maturities of short-term investments	2,552.5	4,852.5	1,642.0
Purchases of short-term investments	(112.2)	(3,389.7)	(1,327.4)
Proceeds from sales of noncurrent investments	3,509.5	2,586.0	2,086.0
Purchases of noncurrent investments	(837.9)	(4,611.6)	(4,346.0)
Purchases of in-process research and development	(1,807.6)	(1,086.8)	(55.0)
Cash paid for acquisitions, net of cash acquired (Note 3 and 20)	0.0	(882.1)	(45.0)
Other investing activities, net	(191.3)	(215.8)	(130.1)
Net Cash Provided by (Used for) Investing Activities	1,906.0	(3,783.6)	(3,139.1)
Cash Flows from Financing Activities
Dividends paid	(2,311.8)	(2,192.1)	(2,158.5)
Net change in short-term borrowings	(2,197.9)	1,397.5	1,293.2
Proceeds from issuance of long-term debt	2,477.7	2,232.0	1,206.6
Repayments of long-term debt	(1,009.1)	(630.6)	(0.2)
Purchases of common stock	(4,150.7)	(299.8)	(600.1)
Net proceeds from Elanco initial public offering (Note 20)	1,659.7	0.0	0.0
Other financing activities, net	(372.8)	(364.4)	(300.8)
Net Cash Provided by (Used for) Financing Activities	(5,904.9)	142.6	(559.8)
Effect of exchange rate changes on cash and cash equivalents	(63.6)	(20.5)	(236.4)
Net increase in cash and cash equivalents	1,462.0	1,954.1	915.7
Cash and cash equivalents at beginning of year (includes $324.4 (2018), $258.8 (2017), and $460.6 (2016) of discontinued operations)	6,536.2	4,582.1	3,666.4
Cash and Cash Equivalents at End of Year (includes $677.5 (2018), $324.4 (2017), and $258.8 (2016) of discontinued operations)	$ 7,998.2	$ 6,536.2	$ 4,582.1